Oct. 01, 2020
SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI All China Equity ETF (CN)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.Please Retain This Supplement for Future Reference